PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Summary of Net-of-Tax Amounts Recorded in OCI Relating to Pension and OPEB Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans
Gain (loss) arising during the year, net of tax of $17 in 2020, $(64) in 2019 and $(4) in 2018	$ 59	$ (184)	$ (22)
Amortization of loss to earnings, net of tax of $12 in 2020, $6 in 2019 and $14 in 2018	47	25	55
Settlement charges, net of tax of $11 in 2020 and $188 in 2019	35	567	0
Pension and other employee benefits	141	408	33
Gain (loss) arising during the year, tax expense (benefit)	17	(64)	(4)
Amortization of loss to earnings, tax benefit	12	6	$ 14
Settlement, tax benefit	$ 11	$ 188